Note 13 - Financial assets at amortised cost (Tables)	6 Months Ended
Jun. 30, 2020
Financial Assets At Amortised Cost
Table of Financial Assets At Amortised Cost
Financial assets at amortized cost (Millions of Euros)
	June 2020	December 2019
Debt securities	43,396	38,877
Loans and advances to central banks	4,773	4,275
Loans and advances to credit institutions	14,842	13,649
Loans and advances to customers	387,212	382,360
Government	27,259	28,222
Other financial corporations	13,535	11,207
Non-financial corporations	178,598	166,789
Other	167,820	176,142
Total	450,222	439,162
Of which: impaired assets of loans and advances to customers (*)	15,637	15,954
Of which: loss allowances of loans and advances (*)	(13,588)	(12,427)
Of which: loss allowances of debt securities	(77)	(52)

Disclosure Of Loans And Advances To Customers Explanatory
Loans and advances to customers (Millions of Euros)
	June 2020	December 2019
On demand and short notice	2,844	3,050
Credit card debt	13,283	16,354
Trade receivables	14,142	17,276
Finance leases	8,113	8,711
Reverse repurchase agreements	947	26
Other term loans	342,180	332,160
Advances that are not loans	5,704	4,784
Total	387,212	382,360